Shareholders' equity - Components of Regulatory Capital Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	$ 21,086	$ 18,759
Other Tier 1 capital:	25,909	23,039
Average assets for Tier 1 leverage ratio	432,803	402,069
Total leverage exposure for SLR	388,529	353,523
Common shareholders’ equity
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	39,477	36,975
Goodwill and intangible assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(17,700)	(17,563)
Net pension fund assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(375)	(333)
Embedded goodwill
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(258)	(254)
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(54)	(62)
Other
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(4)	(4)
Other Tier 1 capital:	(13)	(63)
Tier 2 capital:	(11)	(11)
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	4,836	4,343
Subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,148	1,398
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	344	392
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,481	1,779
Total capital:	27,390	24,818
Risk-weighted assets:	177,677	167,786
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	0	109
Advanced Approaches
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,137	1,496
Total capital:	27,046	24,535
Risk-weighted assets:	162,418	160,472
Advanced Approaches | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	91,942	90,076
Advanced Approaches | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	4,201	4,808
Advanced Approaches | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	$ 66,275	$ 65,588